FINANCIAL INSTRUMENTS - Derivatives, Offsetting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments
Fair value of derivative instruments under collateralized arrangements in a liability position	$ 126	$ 11
Collateral posted on derivative instruments	$ 0	0
Maximum spread on credit default swap agreements before full collateralization is required	2.50%
Fair value of total derivative instruments, Assets	$ 942	1,126
Liabilities included in master netting arrangements	255	116
Obligation to return cash collateral	114	141
Non-cash collateral received	0	35
Net exposure related to derivative assets recorded in the Statement of Financial Position	572	834
Net position related to derivative liabilities recorded in the Statement of Financial Position	160	90
Cash collateral rehypothecated	0	0
Other receivables
Derivative Financial Instruments
Right to reclaim cash collateral	0	0
Accounts payable
Derivative Financial Instruments
Obligation to return cash collateral	$ 114	$ 141